Loan Payable/Related Party - Narrative (Details) - EBP 002 - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2025
EBP, Debt [Line Items]
Debt, term		20 years
EBP, Company
EBP, Debt [Line Items]
Debt, face amount	$ 10,580,000
Debt, released for ESOP, number of shares (in shares)	1,058,000
Debt, annual payment, amount	$ 667,385
Debt, interest rate	2.30%
Debt, term	20 years
Debt, reduction of principal payments on debt, amount		$ 204,256